Voyage Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Voyage Expenses
Schedule of voyage expenses

For the year ended December 31,	2025	2024	2023
Port expenses	32,112,985	34,691,410	30,385,334
Bunkers	81,441,896	88,717,067	76,215,708
Other voyage expenses	8,315,703	3,787,828	2,958,197
Total	121,870,584	127,196,305	109,559,239